EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2022
Tranche [Member]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details) [Line Items]
Description of tranche transfers	After December 31, 2022, and until the date of issuance of these financial statements, there is no knowledge of other events of a financial or other nature, which significantly affect the balances or interpretation thereof.